Trading Liabilities	12 Months Ended
Mar. 31, 2023
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Trading Liabilities
17	TRADING LIABILITIES
Trading liabilities at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Debt instruments “short position”	¥3,101,433	¥3,152,043
Equity instruments “short position”	189,656	29,949

Total trading liabilities	¥3,291,089	¥3,181,992

Trading liabilities include the instruments classified as held for trading. Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded foreign stocks.